OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure Of Other Liabilities Explanatory

		Group
	2024	2023
	£m	£m
Lease liabilities	88	111
Other	1,764	2,368
	1,852	2,479